Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other general administrative expenses
Schedule of detail of other general administrative expenses

	Million of euros
	2018	2017	2016
Property, fixtures and supplies	1,968	1,931	1,853
Technology and systems	1,550	1,257	1,095
Technical reports	707	759	768
Advertising	646	757	691
Taxes other than income tax	557	583	484
Communications	527	529	499
Surveillance and cash courier services	405	443	389
Per diems and travel expenses	225	217	232
Insurance premiums	76	78	69
Other administrative expenses	1,828	1,799	1,653
	8,489	8,353	7,733

Schedule of technical reports includes the fees paid by various Group companies

	Million of euros
	2018	2017	2016
Audit fees	90.0	88.1	73.7
Audit-related fees	6.5	6.7	7.2
Tax fees	0.9	1.3	0.9
All other fees	3.4	3.1	3.6
Total	100.8	99.2	85.4

Schedule of number of offices

	Group
Number of branches	2018	2017
Spain	4,427	4,546
Group	8,790	9,151
	13,217	13,697